Credit Losses - Schedule of Activity in Allowance for Credit Losses on Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 40,461	$ 44,192	$ 44,377
Provision for credit losses	16,262	20,676	20,715
Write-offs	(15,366)	(25,082)	(20,856)
Recoveries of amounts previously written off	457	846	454
Foreign currency translation	713	(171)	(498)
Ending balance	$ 42,527	$ 40,461	$ 44,192